Discontinued Operations (Additional Information) (Details) $ in Thousands					3 Months Ended	12 Months Ended
	Sep. 20, 2019 HKD ($) shares	Apr. 30, 2019 USD ($)	Apr. 25, 2019 USD ($) shares	Jun. 07, 2018 HKD ($)	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019 USD ($)	Dec. 23, 2019 USD ($)	Sep. 20, 2019 USD ($)	Apr. 25, 2019 HKD ($)	Apr. 25, 2019 USD ($)	Jun. 07, 2018 USD ($)
Consideration | $								$ 64,341
Century Skyway Limited
Percentage of ownership used to pay to acquiree in business combination				49.00%
Consideration				$ 126,126,000			$ 12,750			$ 99,450,000	$ 12,750	$ 16,200
Percentage of ownership to sell in disposal					51.00%	51.00%
Number of shares to sell | shares			5,100
Two Thousand Eighteen Notes Member [Member] | Century Skyway Limited
Principal amount to be surrendered in the disposal | $		$ 3,760	$ 3,760
Ho Pui Lung [Member] | Century Skyway Limited
Consideration	$ 99,450,000								$ 12,750
Percentage of ownership to sell in disposal	51.00%
Number of shares to sell | shares	5,100